Shareholder Report, Holdings (Details) - C000032307	Jun. 30, 2025
State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	4.00%
U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
U.S. Treasury NotesFR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Uniform Mortgage-Backed Security, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	37.10%
AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	19.70%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	14.20%
AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	13.30%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	11.70%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.20%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 0.05%.